SEGMENT REPORTING (Tables)	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Total Net Revenue by Major Customers

Net revenue, operating costs and expenses, operating income, and total assets by the segment for the three months ended March 31, 2015 were as follows:

In millions of US$ Net sales	Hanwha SolarOne	Q CELLS	Total segments	Eliminations	Consolidated
External customers	184.6	148.9	333.5	—	333.5
Inter-segment	4.9	11.1	16.0	(16.0)	—

Total net sales	189.5	160.0	349.5	(16.0)	333.5

Total cost of goods sold and operating expenses	186.8	180.0	366.8	(16.0)	350.8

Segment profit (loss)	6.3	(26.7)	(20.4)	—	(20.4)

Total assets	1,439.0	833.7	2,272.7	(49.5)	2,223.2